Fair value of financial instruments (Tables)	12 Months Ended
Jun. 30, 2022
Summary of Fair value of Financial Instruments

The Company’s financial instruments comprise the following:

		Consolidated Group
	Notes	2022 A$	2021 A$
Cash and cash equivalents		4,083,735	650,731
Trade and other receivables	(a)	1,203,249	368,285
Term deposits with financial institutions	(b)	69,942	69,942
Trade and other payables	(a)	(1,454,241)	(1,058,037)
Lease liabilities		(450,416)	(130,698)
Borrowings	(c)	(308,100)	(435,600)
		3,144,169	(535,377)

(a)	The fair values are a close approximation of the carrying amounts for trade and other receivables and payables on account of the short term maturity cycle.
(b)	The fair values are a close approximation of the carrying amounts for term deposits as these deposits are interest bearing and are rolled over at short maturity.
(c)	Borrowings relate to ASX convertible notes (refer to Note 17).